Exhibit 99.2

2170 Satellite Blvd., Ste. 200, Duluth, GA 30097

770.497.9100

January 19, 2018

Invitation Homes Operating Partnership LP

1717 Main Street

Suite 2000

Dallas, TX 75201

RE:	Invitation Homes 2018-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Invitation Homes Operating Partnership LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

2	Page

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

3	Page

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii. The value of the Properties or any other collateral securing the Mortgage Loan,

iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 52 of 1476 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

4	Page

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	/s/ Charles Chacko

Name:	Charles Chacko

Title:	Partner

5	Page

Schedule I

CLIENT CODE	REPORT STATUS
500941-1-18.1	APPARENT HOA

202631-1-18.1	APPARENT HOA

98880-1-18.1	APPARENT HOA

140113-1-18.1	APPARENT HOA

91832-1-18.1	APPARENT HOA

31098-1-18.1	APPARENT HOA

40487-1-18.1	APPARENT HOA

40611-1-18.1	APPARENT HOA

40834-1-18.1	APPARENT HOA

509281-1	APPARENT HOA

502055-1	APPARENT HOA

p0000031-1	APPARENT HOA

p0000582-1	APPARENT HOA

70345-1	APPARENT HOA

140110-1	APPARENT HOA

66112-1	APPARENT HOA

98474-1	APPARENT HOA

66606-1	APPARENT HOA

91404-1	APPARENT HOA

p0001721-1	APPARENT HOA

90615-1	APPARENT HOA

p0002719-1	APPARENT HOA

91264-1	APPARENT HOA

92121-1	APPARENT HOA

92130-1	APPARENT HOA

92138-1	APPARENT HOA

28102-1	APPARENT HOA

113293-1	APPARENT HOA

70138-1-18.1	APPARENT HOA

70293-1-18.1	APPARENT HOA

75153-1-18.1	APPARENT HOA

66525-1-18.1	APPARENT HOA

113762-1-18.1	APPARENT HOA

94460-1-18.1	APPARENT HOA

91803-1-18.1	APPARENT HOA

111757-1-18.1	APPARENT HOA

91618-1-18.1	APPARENT HOA

6	Page

92610-1-18.1	APPARENT HOA

111054-1-18.1	APPARENT HOA

92418-1-18.1	APPARENT HOA

94628-1-18.1	APPARENT HOA

92429-1-18.1	APPARENT HOA

91079-1-18.1	APPARENT HOA

92192-1-18.1	APPARENT HOA

110900-1-18.1	APPARENT HOA

p0002089-1-18.1	APPARENT HOA

90508-1-18.1	APPARENT HOA

91582-1-18.1	APPARENT HOA

94582-1-18.1	APPARENT HOA

92263-1-18.1	APPARENT HOA

200891-1-18.1	APPARENT HOA

p0001192-1-18.1	APPARENT HOA

201081-1-18.1	NON-APPARENT HOA

201695-1-18.1	NON-APPARENT HOA

500042-1-18.1	NON-APPARENT HOA

p0001171-1-18.1	NON-APPARENT HOA

501556-1-18.1	NON-APPARENT HOA

p0000160-1-18.1	NON-APPARENT HOA

27672-1-18.1	NON-APPARENT HOA

509519-1-18.1	NON-APPARENT HOA

p0000713-1-18.1	NON-APPARENT HOA

p0000717-1-18.1	NON-APPARENT HOA

p0001379-1-18.1	NON-APPARENT HOA

200145-1-18.1	NON-APPARENT HOA

p0001378-1-18.1	NON-APPARENT HOA

p0001843-1-18.1	NON-APPARENT HOA

p0001374-1-18.1	NON-APPARENT HOA

503955-1-18.1	NON-APPARENT HOA

504183-1-18.1	NON-APPARENT HOA

p0001507-1-18.1	NON-APPARENT HOA

30652-1-18.1	NON-APPARENT HOA

30713-1-18.1	NON-APPARENT HOA

30780-1-18.1	NON-APPARENT HOA

31006-1-18.1	NON-APPARENT HOA

31019-1-18.1	NON-APPARENT HOA

p0002410-1-18.1	NON-APPARENT HOA

30490-1-18.1	NON-APPARENT HOA

7	Page

p0001918-1-18.1	NON-APPARENT HOA

p0002413-1-18.1	NON-APPARENT HOA

30599-1-18.1	NON-APPARENT HOA

30765-1-18.1	NON-APPARENT HOA

30995-1-18.1	NON-APPARENT HOA

30994-1-18.1	NON-APPARENT HOA

30715-1-18.1	NON-APPARENT HOA

31088-1-18.1	NON-APPARENT HOA

31221-1-18.1	NON-APPARENT HOA

31565-1-18.1	NON-APPARENT HOA

p0001917-1-18.1	NON-APPARENT HOA

30519-1-18.1	NON-APPARENT HOA

p0001900-1-18.1	NON-APPARENT HOA

30701-1-18.1	NON-APPARENT HOA

p0001824-1-18.1	NON-APPARENT HOA

30907-1-18.1	NON-APPARENT HOA

31040-1-18.1	NON-APPARENT HOA

30724-1-18.1	NON-APPARENT HOA

31212-1-18.1	NON-APPARENT HOA

30781-1-18.1	NON-APPARENT HOA

30527-1-18.1	NON-APPARENT HOA

30685-1-18.1	NON-APPARENT HOA

31240-1-18.1	NON-APPARENT HOA

30602-1-18.1	NON-APPARENT HOA

30688-1-18.1	NON-APPARENT HOA

31504-1-18.1	NON-APPARENT HOA

p0001827-1-18.1	NON-APPARENT HOA

p0002035-1-18.1	NON-APPARENT HOA

30518-1-18.1	NON-APPARENT HOA

p0001665-1-18.1	NON-APPARENT HOA

p0001957-1-18.1	NON-APPARENT HOA

30937-1-18.1	NON-APPARENT HOA

31131-1-18.1	NON-APPARENT HOA

30752-1-18.1	NON-APPARENT HOA

80112-1-18.1	NON-APPARENT HOA

30969-1-18.1	NON-APPARENT HOA

30879-1-18.1	NON-APPARENT HOA

30847-1-18.1	NON-APPARENT HOA

31029-1-18.1	NON-APPARENT HOA

31118-1-18.1	NON-APPARENT HOA

8	Page

30872-1-18.1	NON-APPARENT HOA

31151-1-18.1	NON-APPARENT HOA

31159-1-18.1	NON-APPARENT HOA

31028-1-18.1	NON-APPARENT HOA

31437-1-18.1	NON-APPARENT HOA

p0001215-1-18.1	NON-APPARENT HOA

p0001202-1-18.1	NON-APPARENT HOA

31382-1-18.1	NON-APPARENT HOA

31428-1-18.1	NON-APPARENT HOA

p0001206-1-18.1	NON-APPARENT HOA

31509-1-18.1	NON-APPARENT HOA

31301-1-18.1	NON-APPARENT HOA

30841-1-18.1	NON-APPARENT HOA

31254-1-18.1	NON-APPARENT HOA

31035-1-18.1	NON-APPARENT HOA

31261-1-18.1	NON-APPARENT HOA

p0001426-1-18.1	NON-APPARENT HOA

p0001500-1-18.1	NON-APPARENT HOA

p0001813-1-18.1	NON-APPARENT HOA

p0002270-1-18.1	NON-APPARENT HOA

31392-1-18.1	NON-APPARENT HOA

31408-1-18.1	NON-APPARENT HOA

31475-1-18.1	NON-APPARENT HOA

31512-1-18.1	NON-APPARENT HOA

p0000842-1-18.1	NON-APPARENT HOA

p0001505-1-18.1	NON-APPARENT HOA

31011-1-18.1	NON-APPARENT HOA

31148-1-18.1	NON-APPARENT HOA

31442-1-18.1	NON-APPARENT HOA

45240-1-18.1	NON-APPARENT HOA

p0001264-1-18.1	NON-APPARENT HOA

p0001339-1-18.1	NON-APPARENT HOA

30895-1-18.1	NON-APPARENT HOA

31345-1-18.1	NON-APPARENT HOA

80167-1-18.1	NON-APPARENT HOA

31498-1-18.1	NON-APPARENT HOA

31057-1-18.1	NON-APPARENT HOA

30778-1-18.1	NON-APPARENT HOA

p0001389-1-18.1	NON-APPARENT HOA

p0002420-1-18.1	NON-APPARENT HOA

9	Page

31245-1-18.1	NON-APPARENT HOA

30925-1-18.1	NON-APPARENT HOA

30695-1-18.1	NON-APPARENT HOA

30578-1-18.1	NON-APPARENT HOA

p0001451-1-18.1	NON-APPARENT HOA

30553-1-18.1	NON-APPARENT HOA

30807-1-18.1	NON-APPARENT HOA

30668-1-18.1	NON-APPARENT HOA

45208-1-18.1	NON-APPARENT HOA

30831-1-18.1	NON-APPARENT HOA

31203-1-18.1	NON-APPARENT HOA

30718-1-18.1	NON-APPARENT HOA

31494-1-18.1	NON-APPARENT HOA

30744-1-18.1	NON-APPARENT HOA

30776-1-18.1	NON-APPARENT HOA

30921-1-18.1	NON-APPARENT HOA

30975-1-18.1	NON-APPARENT HOA

31309-1-18.1	NON-APPARENT HOA

31483-1-18.1	NON-APPARENT HOA

p0001387-1-18.1	NON-APPARENT HOA

30955-1-18.1	NON-APPARENT HOA

31084-1-18.1	NON-APPARENT HOA

31095-1-18.1	NON-APPARENT HOA

31124-1-18.1	NON-APPARENT HOA

31156-1-18.1	NON-APPARENT HOA

31397-1-18.1	NON-APPARENT HOA

31489-1-18.1	NON-APPARENT HOA

30817-1-18.1	NON-APPARENT HOA

30976-1-18.1	NON-APPARENT HOA

31052-1-18.1	NON-APPARENT HOA

31332-1-18.1	NON-APPARENT HOA

p0001633-1-18.1	NON-APPARENT HOA

31220-1-18.1	NON-APPARENT HOA

p0001385-1-18.1	NON-APPARENT HOA

30968-1-18.1	NON-APPARENT HOA

30971-1-18.1	NON-APPARENT HOA

30539-1-18.1	NON-APPARENT HOA

30800-1-18.1	NON-APPARENT HOA

31041-1-18.1	NON-APPARENT HOA

31051-1-18.1	NON-APPARENT HOA

10	Page

p0002847-1-18.1	NON-APPARENT HOA

30823-1-18.1	NON-APPARENT HOA

30834-1-18.1	NON-APPARENT HOA

31302-1-18.1	NON-APPARENT HOA

p0001450-1-18.1	NON-APPARENT HOA

30692-1-18.1	NON-APPARENT HOA

31053-1-18.1	NON-APPARENT HOA

31115-1-18.1	NON-APPARENT HOA

p0001388-1-18.1	NON-APPARENT HOA

30983-1-18.1	NON-APPARENT HOA

30706-1-18.1	NON-APPARENT HOA

31297-1-18.1	NON-APPARENT HOA

30821-1-18.1	NON-APPARENT HOA

30874-1-18.1	NON-APPARENT HOA

31073-1-18.1	NON-APPARENT HOA

p0001811-1-18.1	NON-APPARENT HOA

p0001312-1-18.1	NON-APPARENT HOA

31120-1-18.1	NON-APPARENT HOA

31177-1-18.1	NON-APPARENT HOA

30927-1-18.1	NON-APPARENT HOA

31049-1-18.1	NON-APPARENT HOA

31055-1-18.1	NON-APPARENT HOA

30897-1-18.1	NON-APPARENT HOA

p0001363-1-18.1	NON-APPARENT HOA

30905-1-18.1	NON-APPARENT HOA

31096-1-18.1	NON-APPARENT HOA

31222-1-18.1	NON-APPARENT HOA

30770-1-18.1	NON-APPARENT HOA

31449-1-18.1	NON-APPARENT HOA

30987-1-18.1	NON-APPARENT HOA

40428-1-18.1	NON-APPARENT HOA

40815-1-18.1	NON-APPARENT HOA

40923-1-18.1	NON-APPARENT HOA

40877-1-18.1	NON-APPARENT HOA

40601-1-18.1	NON-APPARENT HOA

40837-1-18.1	NON-APPARENT HOA

p0001878-1-18.1	NON-APPARENT HOA

p0001770-1-18.1	NON-APPARENT HOA

40346-1-18.1	NON-APPARENT HOA

40457-1-18.1	NON-APPARENT HOA

11	Page

45285-1-18.1	NON-APPARENT HOA

p0002326-1-18.1	NON-APPARENT HOA

40380-1-18.1	NON-APPARENT HOA

40392-1-18.1	NON-APPARENT HOA

40806-1-18.1	NON-APPARENT HOA

40969-1-18.1	NON-APPARENT HOA

p0001783-1-18.1	NON-APPARENT HOA

p0001845-1-18.1	NON-APPARENT HOA

p0002259-1-18.1	NON-APPARENT HOA

40365-1-18.1	NON-APPARENT HOA

40378-1-18.1	NON-APPARENT HOA

41018-1-18.1	NON-APPARENT HOA

40511-1-18.1	NON-APPARENT HOA

40932-1-18.1	NON-APPARENT HOA

p0002007-1-18.1	NON-APPARENT HOA

40585-1-18.1	NON-APPARENT HOA

40615-1-18.1	NON-APPARENT HOA

41061-1-18.1	NON-APPARENT HOA

41131-1-18.1	NON-APPARENT HOA

p0000817-1-18.1	NON-APPARENT HOA

40982-1-18.1	NON-APPARENT HOA

41082-1-18.1	NON-APPARENT HOA

41083-1-18.1	NON-APPARENT HOA

40563-1-18.1	NON-APPARENT HOA

40850-1-18.1	NON-APPARENT HOA

40984-1-18.1	NON-APPARENT HOA

41007-1-18.1	NON-APPARENT HOA

40605-1-18.1	NON-APPARENT HOA

41060-1-18.1	NON-APPARENT HOA

41068-1-18.1	NON-APPARENT HOA

45239-1-18.1	NON-APPARENT HOA

p0001619-1-18.1	NON-APPARENT HOA

p0001856-1-18.1	NON-APPARENT HOA

40337-1-18.1	NON-APPARENT HOA

41038-1-18.1	NON-APPARENT HOA

p0002384-1-18.1	NON-APPARENT HOA

p0001441-1-18.1	NON-APPARENT HOA

41017-1-18.1	NON-APPARENT HOA

p0001940-1-18.1	NON-APPARENT HOA

40354-1-18.1	NON-APPARENT HOA

12	Page

40716-1-18.1	NON-APPARENT HOA

40414-1-18.1	NON-APPARENT HOA

p0001844-1-18.1	NON-APPARENT HOA

41084-1-18.1	NON-APPARENT HOA

40653-1-18.1	NON-APPARENT HOA

40347-1-18.1	NON-APPARENT HOA

p0001282-1-18.1	NON-APPARENT HOA

40504-1-18.1	NON-APPARENT HOA

40583-1-18.1	NON-APPARENT HOA

41130-1-18.1	NON-APPARENT HOA

p0001433-1-18.1	NON-APPARENT HOA

40386-1-18.1	NON-APPARENT HOA

40490-1-18.1	NON-APPARENT HOA

p0000837-1-18.1	NON-APPARENT HOA

p0001436-1-18.1	NON-APPARENT HOA

40443-1-18.1	NON-APPARENT HOA

41040-1-18.1	NON-APPARENT HOA

40462-1-18.1	NON-APPARENT HOA

40472-1-18.1	NON-APPARENT HOA

40314-1-18.1	NON-APPARENT HOA

40322-1-18.1	NON-APPARENT HOA

40854-1-18.1	NON-APPARENT HOA

40886-1-18.1	NON-APPARENT HOA

40894-1-18.1	NON-APPARENT HOA

p0001196-1-18.1	NON-APPARENT HOA

41109-1-18.1	NON-APPARENT HOA

31398-1-18.1	NON-APPARENT HOA

30620-1-18.1	NON-APPARENT HOA

31142-1-18.1	NON-APPARENT HOA

p0002492-1-18.1	NON-APPARENT HOA

30899-1-18.1	NON-APPARENT HOA

31248-1-18.1	NON-APPARENT HOA

31405-1-18.1	NON-APPARENT HOA

p0002481-1-18.1	NON-APPARENT HOA

p0001901-1-18.1	NON-APPARENT HOA

31404-1-18.1	NON-APPARENT HOA

p0002404-1-18.1	NON-APPARENT HOA

30761-1-18.1	NON-APPARENT HOA

p0001914-1-18.1	NON-APPARENT HOA

30592-1-18.1	NON-APPARENT HOA

13	Page

31061-1-18.1	NON-APPARENT HOA

p0002407-1-18.1	NON-APPARENT HOA

p0002418-1-18.1	NON-APPARENT HOA

30509-1-18.1	NON-APPARENT HOA

31269-1-18.1	NON-APPARENT HOA

31267-1-18.1	NON-APPARENT HOA

31271-1-18.1	NON-APPARENT HOA

60089-1-18.1	NON-APPARENT HOA

p0002405-1-18.1	NON-APPARENT HOA

30610-1-18.1	NON-APPARENT HOA

31319-1-18.1	NON-APPARENT HOA

30654-1-18.1	NON-APPARENT HOA

40488-1-18.1	NON-APPARENT HOA

40871-1-18.1	NON-APPARENT HOA

40979-1-18.1	NON-APPARENT HOA

40546-1-18.1	NON-APPARENT HOA

40450-1-18.1	NON-APPARENT HOA

p0002836-1-18.1	NON-APPARENT HOA

p0001440-1-18.1	NON-APPARENT HOA

40448-1-18.1	NON-APPARENT HOA

p0001925-1-18.1	NON-APPARENT HOA

p0002314-1-18.1	NON-APPARENT HOA

p0002502-1-18.1	NON-APPARENT HOA

40665-1-18.1	NON-APPARENT HOA

41025-1-18.1	NON-APPARENT HOA

40920-1-18.1	NON-APPARENT HOA

40768-1-18.1	NON-APPARENT HOA

45087-1-18.1	NON-APPARENT HOA

45326-1-18.1	NON-APPARENT HOA

45295-1-18.1	NON-APPARENT HOA

45451-1-18.1	NON-APPARENT HOA

45252-1-18.1	NON-APPARENT HOA

40595-1-18.1	NON-APPARENT HOA

40486-1-18.1	NON-APPARENT HOA

40796-1-18.1	NON-APPARENT HOA

45070-1-18.1	NON-APPARENT HOA

41069-1-18.1	NON-APPARENT HOA

40836-1-18.1	NON-APPARENT HOA

40888-1-18.1	NON-APPARENT HOA

40990-1-18.1	NON-APPARENT HOA

14	Page

p0000454-1-18.1	NON-APPARENT HOA

40698-1-18.1	NON-APPARENT HOA

45134-1-18.1	NON-APPARENT HOA

30648-1-18.1	NON-APPARENT HOA

30544-1-18.1	NON-APPARENT HOA

30647-1-18.1	NON-APPARENT HOA

30753-1-18.1	NON-APPARENT HOA

30495-1-18.1	NON-APPARENT HOA

30504-1-18.1	NON-APPARENT HOA

30574-1-18.1	NON-APPARENT HOA

30649-1-18.1	NON-APPARENT HOA

30766-1-18.1	NON-APPARENT HOA

62089-1-18.1	NON-APPARENT HOA

130048-1-18.1	NON-APPARENT HOA

140023-1-18.1	NON-APPARENT HOA

98552-1-18.1	NON-APPARENT HOA

65543-1-18.1	NON-APPARENT HOA

65613-1-18.1	NON-APPARENT HOA

65797-1-18.1	NON-APPARENT HOA

65793-1-18.1	NON-APPARENT HOA

65377-1-18.1	NON-APPARENT HOA

66777-1-18.1	NON-APPARENT HOA

63006-1-18.1	NON-APPARENT HOA

63094-1-18.1	NON-APPARENT HOA

63055-1-18.1	NON-APPARENT HOA

63139-1-18.1	NON-APPARENT HOA

63193-1-18.1	NON-APPARENT HOA

98055-1-18.1	NON-APPARENT HOA

98801-1-18.1	NON-APPARENT HOA

98849-1-18.1	NON-APPARENT HOA

98870-1-18.1	NON-APPARENT HOA

98033-1-18.1	NON-APPARENT HOA

98093-1-18.1	NON-APPARENT HOA

96020-1-18.1	NON-APPARENT HOA

98799-1-18.1	NON-APPARENT HOA

98020-1-18.1	NON-APPARENT HOA

98872-1-18.1	NON-APPARENT HOA

96047-1-18.1	NON-APPARENT HOA

98311-1-18.1	NON-APPARENT HOA

98839-1-18.1	NON-APPARENT HOA

15	Page

98782-1-18.1	NON-APPARENT HOA

98021-1-18.1	NON-APPARENT HOA

98022-1-18.1	NON-APPARENT HOA

98899-1-18.1	NON-APPARENT HOA

98448-1-18.1	NON-APPARENT HOA

98471-1-18.1	NON-APPARENT HOA

98761-1-18.1	NON-APPARENT HOA

62517-1-18.1	NON-APPARENT HOA

62528-1-18.1	NON-APPARENT HOA

62554-1-18.1	NON-APPARENT HOA

62506-1-18.1	NON-APPARENT HOA

62527-1-18.1	NON-APPARENT HOA

62587-1-18.1	NON-APPARENT HOA

62552-1-18.1	NON-APPARENT HOA

67799-1-18.1	NON-APPARENT HOA

65228-1-18.1	NON-APPARENT HOA

65121-1-18.1	NON-APPARENT HOA

65806-1-18.1	NON-APPARENT HOA

67788-1-18.1	NON-APPARENT HOA

67808-1-18.1	NON-APPARENT HOA

65278-1-18.1	NON-APPARENT HOA

140010-1-18.1	NON-APPARENT HOA

65072-1-18.1	NON-APPARENT HOA

65774-1-18.1	NON-APPARENT HOA

65027-1-18.1	NON-APPARENT HOA

140082-1-18.1	NON-APPARENT HOA

65463-1-18.1	NON-APPARENT HOA

65459-1-18.1	NON-APPARENT HOA

65458-1-18.1	NON-APPARENT HOA

65390-1-18.1	NON-APPARENT HOA

65564-1-18.1	NON-APPARENT HOA

65865-1-18.1	NON-APPARENT HOA

140089-1-18.1	NON-APPARENT HOA

65669-1-18.1	NON-APPARENT HOA

65629-1-18.1	NON-APPARENT HOA

65428-1-18.1	NON-APPARENT HOA

65864-1-18.1	NON-APPARENT HOA

98225-1-18.1	NON-APPARENT HOA

98227-1-18.1	NON-APPARENT HOA

98072-1-18.1	NON-APPARENT HOA

16	Page

98143-1-18.1	NON-APPARENT HOA

63311-1-18.1	NON-APPARENT HOA

63098-1-18.1	NON-APPARENT HOA

63100-1-18.1	NON-APPARENT HOA

63101-1-18.1	NON-APPARENT HOA

63173-1-18.1	NON-APPARENT HOA

63180-1-18.1	NON-APPARENT HOA

63238-1-18.1	NON-APPARENT HOA

63269-1-18.1	NON-APPARENT HOA

63281-1-18.1	NON-APPARENT HOA

63288-1-18.1	NON-APPARENT HOA

63294-1-18.1	NON-APPARENT HOA

63299-1-18.1	NON-APPARENT HOA

63301-1-18.1	NON-APPARENT HOA

63303-1-18.1	NON-APPARENT HOA

63309-1-18.1	NON-APPARENT HOA

63277-1-18.1	NON-APPARENT HOA

63289-1-18.1	NON-APPARENT HOA

63304-1-18.1	NON-APPARENT HOA

63315-1-18.1	NON-APPARENT HOA

63187-1-18.1	NON-APPARENT HOA

15934-1-18.1	NON-APPARENT HOA

17201-1-18.1	NON-APPARENT HOA

19034-1-18.1	NON-APPARENT HOA

15806-1-18.1	NON-APPARENT HOA

15798-1-18.1	NON-APPARENT HOA

200727-1-18.1	NON-APPARENT HOA

14924-1-18.1	NON-APPARENT HOA

14994-1-18.1	NON-APPARENT HOA

16091-1-18.1	NON-APPARENT HOA

17006-1-18.1	NON-APPARENT HOA

19975-1-18.1	NON-APPARENT HOA

200726-1-18.1	NON-APPARENT HOA

17635-1-18.1	NON-APPARENT HOA

15781-1-18.1	NON-APPARENT HOA

10207-1-18.1	NON-APPARENT HOA

17668-1-18.1	NON-APPARENT HOA

15042-1-18.1	NON-APPARENT HOA

15813-1-18.1	NON-APPARENT HOA

17699-1-18.1	NON-APPARENT HOA

17	Page

18881-1-18.1	NON-APPARENT HOA

200027-1-18.1	NON-APPARENT HOA

15443-1-18.1	NON-APPARENT HOA

201772-1-18.1	NON-APPARENT HOA

31135-1-18.1	NON-APPARENT HOA

31312-1	NON-APPARENT HOA

p0002279-1	NON-APPARENT HOA

31508-1	NON-APPARENT HOA

30828-1	NON-APPARENT HOA

31556-1	NON-APPARENT HOA

31337-1	NON-APPARENT HOA

30726-1	NON-APPARENT HOA

p0002408-1	NON-APPARENT HOA

30639-1	NON-APPARENT HOA

30481-1	NON-APPARENT HOA

30929-1	NON-APPARENT HOA

30483-1	NON-APPARENT HOA

p0001970-1	NON-APPARENT HOA

30820-1	NON-APPARENT HOA

31198-1	NON-APPARENT HOA

31119-1	NON-APPARENT HOA

p0000844-1	NON-APPARENT HOA

p0001167-1	NON-APPARENT HOA

31099-1	NON-APPARENT HOA

31126-1	NON-APPARENT HOA

31083-1	NON-APPARENT HOA

31516-1	NON-APPARENT HOA

p0001661-1	NON-APPARENT HOA

30856-1	NON-APPARENT HOA

30514-1	NON-APPARENT HOA

p0001286-1	NON-APPARENT HOA

p0002406-1	NON-APPARENT HOA

p0001978-1	NON-APPARENT HOA

30786-1-18.1	NON-APPARENT HOA

p0001288-1-18.1	NON-APPARENT HOA

31387-1-18.1	NON-APPARENT HOA

p0000827-1-18.1	NON-APPARENT HOA

30739-1-18.1	NON-APPARENT HOA

60104-1	NON-APPARENT HOA

p0000157-1	NON-APPARENT HOA

18	Page

p0000470-1	NON-APPARENT HOA

p0000539-1	NON-APPARENT HOA

p0002001-1	NON-APPARENT HOA

30508-1	NON-APPARENT HOA

31441-1-18.1	NON-APPARENT HOA

60088-1-18.1	NON-APPARENT HOA

60098-1-18.1	NON-APPARENT HOA

80114-1-18.1	NON-APPARENT HOA

p0000544-1-18.1	NON-APPARENT HOA

p0002489-1-18.1	NON-APPARENT HOA

30480-1-18.1	NON-APPARENT HOA

30529-1-18.1	NON-APPARENT HOA

30558-1-18.1	NON-APPARENT HOA

p0000477-1-18.1	NON-APPARENT HOA

p0000534-1-18.1	NON-APPARENT HOA

p0000758-1-18.1	NON-APPARENT HOA

p0001267-1-18.1	NON-APPARENT HOA

p0001334-1-18.1	NON-APPARENT HOA

p0001367-1-18.1	NON-APPARENT HOA

p0001602-1-18.1	NON-APPARENT HOA

31140-1-18.1	NON-APPARENT HOA

45200-1-18.1	NON-APPARENT HOA

31189-1-18.1	NON-APPARENT HOA

p0001905-1-18.1	NON-APPARENT HOA

p0001208-1-18.1	NON-APPARENT HOA

30677-1-18.1	NON-APPARENT HOA

31125-1-18.1	NON-APPARENT HOA

30521-1-18.1	NON-APPARENT HOA

31045-1-18.1	NON-APPARENT HOA

p0001893-1-18.1	NON-APPARENT HOA

31510-1-18.1	NON-APPARENT HOA

31093-1-18.1	NON-APPARENT HOA

31127-1-18.1	NON-APPARENT HOA

31547-1-18.1	NON-APPARENT HOA

45179-1-18.1	NON-APPARENT HOA

30796-1-18.1	NON-APPARENT HOA

31241-1-18.1	NON-APPARENT HOA

p0001291-1-18.1	NON-APPARENT HOA

p0001966-1-18.1	NON-APPARENT HOA

30473-1-18.1	NON-APPARENT HOA

19	Page

30474-1-18.1	NON-APPARENT HOA

30682-1-18.1	NON-APPARENT HOA

31117-1-18.1	NON-APPARENT HOA

31128-1-18.1	NON-APPARENT HOA

31197-1-18.1	NON-APPARENT HOA

31276-1-18.1	NON-APPARENT HOA

31304-1-18.1	NON-APPARENT HOA

31430-1-18.1	NON-APPARENT HOA

p0000847-1-18.1	NON-APPARENT HOA

p0001502-1-18.1	NON-APPARENT HOA

30762-1-18.1	NON-APPARENT HOA

p0000822-1-18.1	NON-APPARENT HOA

p0000823-1-18.1	NON-APPARENT HOA

p0001456-1-18.1	NON-APPARENT HOA

30494-1-18.1	NON-APPARENT HOA

30832-1-18.1	NON-APPARENT HOA

30857-1-18.1	NON-APPARENT HOA

31141-1-18.1	NON-APPARENT HOA

31179-1-18.1	NON-APPARENT HOA

31305-1-18.1	NON-APPARENT HOA

31330-1-18.1	NON-APPARENT HOA

p0000479-1-18.1	NON-APPARENT HOA

p0000542-1-18.1	NON-APPARENT HOA

p0000825-1-18.1	NON-APPARENT HOA

p0001457-1-18.1	NON-APPARENT HOA

p0002037-1-18.1	NON-APPARENT HOA

30493-1-18.1	NON-APPARENT HOA

p0000759-1-18.1	NON-APPARENT HOA

31400-1-18.1	NON-APPARENT HOA

31244-1-18.1	NON-APPARENT HOA

31290-1-18.1	NON-APPARENT HOA

p0001400-1-18.1	NON-APPARENT HOA

30523-1-18.1	NON-APPARENT HOA

31477-1-18.1	NON-APPARENT HOA

p0002331-1-18.1	NON-APPARENT HOA

p0002269-1-18.1	NON-APPARENT HOA

31058-1-18.1	NON-APPARENT HOA

p0000474-1-18.1	NON-APPARENT HOA

30873-1-18.1	NON-APPARENT HOA

31101-1-18.1	NON-APPARENT HOA

20	Page

31104-1-18.1	NON-APPARENT HOA

31232-1-18.1	NON-APPARENT HOA

31495-1-18.1	NON-APPARENT HOA

p0001337-1-18.1	NON-APPARENT HOA

p0001366-1-18.1	NON-APPARENT HOA

30919-1-18.1	NON-APPARENT HOA

31100-1-18.1	NON-APPARENT HOA

45296-1-18.1	NON-APPARENT HOA

30889-1-18.1	NON-APPARENT HOA

p0002048-1-18.1	NON-APPARENT HOA

31210-1-18.1	NON-APPARENT HOA

30775-1-18.1	NON-APPARENT HOA

31059-1-18.1	NON-APPARENT HOA

30679-1-18.1	NON-APPARENT HOA

p0002329-1-18.1	NON-APPARENT HOA

40792-1-18.1	NON-APPARENT HOA

45209-1-18.1	NON-APPARENT HOA

45093-1-18.1	NON-APPARENT HOA

p0002576-1-18.1	NON-APPARENT HOA

45030-1-18.1	NON-APPARENT HOA

40766-1-18.1	NON-APPARENT HOA

40501-1-18.1	NON-APPARENT HOA

40680-1-18.1	NON-APPARENT HOA

p0001398-1-18.1	NON-APPARENT HOA

40744-1-18.1	NON-APPARENT HOA

45029-1-18.1	NON-APPARENT HOA

40335-1-18.1	NON-APPARENT HOA

40360-1-18.1	NON-APPARENT HOA

40385-1-18.1	NON-APPARENT HOA

40500-1-18.1	NON-APPARENT HOA

40608-1-18.1	NON-APPARENT HOA

40733-1-18.1	NON-APPARENT HOA

40842-1-18.1	NON-APPARENT HOA

41075-1-18.1	NON-APPARENT HOA

41095-1-18.1	NON-APPARENT HOA

45280-1-18.1	NON-APPARENT HOA

p0001434-1-18.1	NON-APPARENT HOA

40581-1-18.1	NON-APPARENT HOA

40883-1-18.1	NON-APPARENT HOA

41123-1-18.1	NON-APPARENT HOA

21	Page

45058-1-18.1	NON-APPARENT HOA

45065-1-18.1	NON-APPARENT HOA

45264-1-18.1	NON-APPARENT HOA

50035-1-18.1	NON-APPARENT HOA

50045-1-18.1	NON-APPARENT HOA

60087-1-18.1	NON-APPARENT HOA

40327-1-18.1	NON-APPARENT HOA

40551-1-18.1	NON-APPARENT HOA

p0000645-1-18.1	NON-APPARENT HOA

p0000646-1-18.1	NON-APPARENT HOA

p0001985-1-18.1	NON-APPARENT HOA

40475-1-18.1	NON-APPARENT HOA

40493-1-18.1	NON-APPARENT HOA

40824-1-18.1	NON-APPARENT HOA

41097-1-18.1	NON-APPARENT HOA

50026-1-18.1	NON-APPARENT HOA

40397-1-18.1	NON-APPARENT HOA

40757-1-18.1	NON-APPARENT HOA

40423-1-18.1	NON-APPARENT HOA

40610-1-18.1	NON-APPARENT HOA

40614-1-18.1	NON-APPARENT HOA

40637-1-18.1	NON-APPARENT HOA

40720-1-18.1	NON-APPARENT HOA

40729-1-18.1	NON-APPARENT HOA

40758-1-18.1	NON-APPARENT HOA

p0001418-1-18.1	NON-APPARENT HOA

40366-1-18.1	NON-APPARENT HOA

40421-1-18.1	NON-APPARENT HOA

40424-1-18.1	NON-APPARENT HOA

40485-1-18.1	NON-APPARENT HOA

40678-1-18.1	NON-APPARENT HOA

40874-1-18.1	NON-APPARENT HOA

40591-1-18.1	NON-APPARENT HOA

40598-1-18.1	NON-APPARENT HOA

40764-1-18.1	NON-APPARENT HOA

40825-1-18.1	NON-APPARENT HOA

40985-1-18.1	NON-APPARENT HOA

41145-1-18.1	NON-APPARENT HOA

45308-1-18.1	NON-APPARENT HOA

45337-1-18.1	NON-APPARENT HOA

22	Page

40508-1-18.1	NON-APPARENT HOA

40841-1-18.1	NON-APPARENT HOA

40881-1-18.1	NON-APPARENT HOA

40570-1-18.1	NON-APPARENT HOA

41096-1-18.1	NON-APPARENT HOA

41002-1-18.1	NON-APPARENT HOA

40525-1-18.1	NON-APPARENT HOA

40492-1-18.1	NON-APPARENT HOA

40760-1-18.1	NON-APPARENT HOA

40831-1-18.1	NON-APPARENT HOA

40964-1-18.1	NON-APPARENT HOA

41005-1-18.1	NON-APPARENT HOA

p0002006-1-18.1	NON-APPARENT HOA

40674-1-18.1	NON-APPARENT HOA

40843-1-18.1	NON-APPARENT HOA

41094-1-18.1	NON-APPARENT HOA

41112-1-18.1	NON-APPARENT HOA

40721-1-18.1	NON-APPARENT HOA

40776-1-18.1	NON-APPARENT HOA

40857-1-18.1	NON-APPARENT HOA

40901-1-18.1	NON-APPARENT HOA

60095-1-18.1	NON-APPARENT HOA

60105-1-18.1	NON-APPARENT HOA

40505-1-18.1	NON-APPARENT HOA

40517-1-18.1	NON-APPARENT HOA

40527-1-18.1	NON-APPARENT HOA

40641-1-18.1	NON-APPARENT HOA

40691-1-18.1	NON-APPARENT HOA

41125-1-18.1	NON-APPARENT HOA

45075-1-18.1	NON-APPARENT HOA

45272-1-18.1	NON-APPARENT HOA

p0002378-1-18.1	NON-APPARENT HOA

40609-1-18.1	NON-APPARENT HOA

31242-1-18.1	NON-APPARENT HOA

p0002333-1-18.1	NON-APPARENT HOA

31323-1-18.1	NON-APPARENT HOA

30801-1-18.1	NON-APPARENT HOA

30948-1-18.1	NON-APPARENT HOA

p0002478-1-18.1	NON-APPARENT HOA

30690-1-18.1	NON-APPARENT HOA

23	Page

31270-1-18.1	NON-APPARENT HOA

31416-1-18.1	NON-APPARENT HOA

30867-1-18.1	NON-APPARENT HOA

31081-1-18.1	NON-APPARENT HOA

31224-1-18.1	NON-APPARENT HOA

31307-1-18.1	NON-APPARENT HOA

40801-1-18.1	NON-APPARENT HOA

40651-1-18.1	NON-APPARENT HOA

40770-1-18.1	NON-APPARENT HOA

40922-1-18.1	NON-APPARENT HOA

40739-1-18.1	NON-APPARENT HOA

40826-1-18.1	NON-APPARENT HOA

p0001448-1-18.1	NON-APPARENT HOA

40865-1-18.1	NON-APPARENT HOA

p0001635-1-18.1	NON-APPARENT HOA

p0002012-1-18.1	NON-APPARENT HOA

41090-1-18.1	NON-APPARENT HOA

40704-1-18.1	NON-APPARENT HOA

40713-1-18.1	NON-APPARENT HOA

40374-1-18.1	NON-APPARENT HOA

40774-1-18.1	NON-APPARENT HOA

p0001442-1-18.1	NON-APPARENT HOA

40676-1-18.1	NON-APPARENT HOA

p0002508-1-18.1	NON-APPARENT HOA

40464-1-18.1	NON-APPARENT HOA

45080-1-18.1	NON-APPARENT HOA

40618-1-18.1	NON-APPARENT HOA

40889-1-18.1	NON-APPARENT HOA

40540-1-18.1	NON-APPARENT HOA

40507-1-18.1	NON-APPARENT HOA

40381-1-18.1	NON-APPARENT HOA

40648-1-18.1	NON-APPARENT HOA

40977-1-18.1	NON-APPARENT HOA

40989-1-18.1	NON-APPARENT HOA

40991-1-18.1	NON-APPARENT HOA

40548-1-18.1	NON-APPARENT HOA

40599-1-18.1	NON-APPARENT HOA

40684-1-18.1	NON-APPARENT HOA

40941-1-18.1	NON-APPARENT HOA

40636-1-18.1	NON-APPARENT HOA

24	Page

40657-1-18.1	NON-APPARENT HOA

40885-1-18.1	NON-APPARENT HOA

40844-1-18.1	NON-APPARENT HOA

40946-1-18.1	NON-APPARENT HOA

40452-1-18.1	NON-APPARENT HOA

40703-1-18.1	NON-APPARENT HOA

40790-1-18.1	NON-APPARENT HOA

40890-1-18.1	NON-APPARENT HOA

40933-1-18.1	NON-APPARENT HOA

45017-1-18.1	NON-APPARENT HOA

45061-1-18.1	NON-APPARENT HOA

45071-1-18.1	NON-APPARENT HOA

40513-1-18.1	NON-APPARENT HOA

40702-1-18.1	NON-APPARENT HOA

40627-1-18.1	NON-APPARENT HOA

40821-1-18.1	NON-APPARENT HOA

40353-1-18.1	NON-APPARENT HOA

40625-1-18.1	NON-APPARENT HOA

41106-1-18.1	NON-APPARENT HOA

45072-1-18.1	NON-APPARENT HOA

45076-1-18.1	NON-APPARENT HOA

31152-1-18.1	NON-APPARENT HOA

31180-1-18.1	NON-APPARENT HOA

31384-1-18.1	NON-APPARENT HOA

31444-1-18.1	NON-APPARENT HOA

31243-1-18.1	NON-APPARENT HOA

p0002417-1-18.1	NON-APPARENT HOA

31511-1-18.1	NON-APPARENT HOA

31236-1-18.1	NON-APPARENT HOA

p0002493-1-18.1	NON-APPARENT HOA

p0002934-1-18.1	NON-APPARENT HOA

p0002486-1-18.1	NON-APPARENT HOA

31294-1-18.1	NON-APPARENT HOA

31306-1-18.1	NON-APPARENT HOA

31502-1-18.1	NON-APPARENT HOA

p0002338-1-18.1	NON-APPARENT HOA

p0002485-1-18.1	NON-APPARENT HOA

p0002844-1-18.1	NON-APPARENT HOA

31018-1-18.1	NON-APPARENT HOA

p0001487-1-18.1	NON-APPARENT HOA

25	Page

p0001203-1-18.1	NON-APPARENT HOA

p0001489-1-18.1	NON-APPARENT HOA

30513-1-18.1	NON-APPARENT HOA

30590-1-18.1	NON-APPARENT HOA

30722-1-18.1	NON-APPARENT HOA

30860-1-18.1	NON-APPARENT HOA

31426-1-18.1	NON-APPARENT HOA

p0001213-1-18.1	NON-APPARENT HOA

p0001408-1-18.1	NON-APPARENT HOA

30625-1-18.1	NON-APPARENT HOA

45115-1-18.1	NON-APPARENT HOA

p0001431-1-18.1	NON-APPARENT HOA

p0001965-1-18.1	NON-APPARENT HOA

30676-1-18.1	NON-APPARENT HOA

31145-1-18.1	NON-APPARENT HOA

p0001659-1-18.1	NON-APPARENT HOA

30767-1-18.1	NON-APPARENT HOA

p0000845-1-18.1	NON-APPARENT HOA

30824-1-18.1	NON-APPARENT HOA

p0000125-1	NON-APPARENT HOA

p0001301-1	NON-APPARENT HOA

p0001544-1	NON-APPARENT HOA

509752-1	NON-APPARENT HOA

p0000164-1	NON-APPARENT HOA

p0000806-1	NON-APPARENT HOA

p0000808-1	NON-APPARENT HOA

p0000809-1	NON-APPARENT HOA

p0001172-1	NON-APPARENT HOA

p0001306-1	NON-APPARENT HOA

p0001525-1	NON-APPARENT HOA

p0001532-1	NON-APPARENT HOA

p0001600-1	NON-APPARENT HOA

p0000705-1	NON-APPARENT HOA

p0001189-1	NON-APPARENT HOA

p0000253-1	NON-APPARENT HOA

p0000183-1	NON-APPARENT HOA

p0000434-1	NON-APPARENT HOA

p0000184-1	NON-APPARENT HOA

p0000194-1	NON-APPARENT HOA

p0000071-1	NON-APPARENT HOA

26	Page

p0000249-1	NON-APPARENT HOA

p0000812-1	NON-APPARENT HOA

p0000084-1	NON-APPARENT HOA

p0000404-1	NON-APPARENT HOA

202834-1	NON-APPARENT HOA

506052-1	NON-APPARENT HOA

p0000156-1	NON-APPARENT HOA

p0000119-1	NON-APPARENT HOA

p0000250-1	NON-APPARENT HOA

p0000431-1	NON-APPARENT HOA

p0000791-1	NON-APPARENT HOA

p0001174-1	NON-APPARENT HOA

p0001376-1	NON-APPARENT HOA

p0001595-1	NON-APPARENT HOA

p0000195-1	NON-APPARENT HOA

p0000246-1	NON-APPARENT HOA

p0000095-1	NON-APPARENT HOA

p0000134-1	NON-APPARENT HOA

70100-1	NON-APPARENT HOA

70099-1	NON-APPARENT HOA

70107-1	NON-APPARENT HOA

p0001949-1	NON-APPARENT HOA

70194-1	NON-APPARENT HOA

70206-1	NON-APPARENT HOA

70292-1	NON-APPARENT HOA

75161-1	NON-APPARENT HOA

p0002399-1	NON-APPARENT HOA

p0002475-1	NON-APPARENT HOA

75068-1	NON-APPARENT HOA

65973-1	NON-APPARENT HOA

66007-1	NON-APPARENT HOA

65912-1	NON-APPARENT HOA

66060-1	NON-APPARENT HOA

66088-1	NON-APPARENT HOA

65494-1	NON-APPARENT HOA

65939-1	NON-APPARENT HOA

65450-1	NON-APPARENT HOA

66091-1	NON-APPARENT HOA

65247-1	NON-APPARENT HOA

65259-1	NON-APPARENT HOA

27	Page

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65265-1	NON-APPARENT HOA

65729-1	NON-APPARENT HOA

65427-1	NON-APPARENT HOA

65733-1	NON-APPARENT HOA

65329-1	NON-APPARENT HOA

65941-1	NON-APPARENT HOA

65451-1	NON-APPARENT HOA

65496-1	NON-APPARENT HOA

65682-1	NON-APPARENT HOA

66049-1	NON-APPARENT HOA

66061-1	NON-APPARENT HOA

66094-1	NON-APPARENT HOA

66097-1	NON-APPARENT HOA

140004-1	NON-APPARENT HOA

98525-1	NON-APPARENT HOA

67550-1	NON-APPARENT HOA

67543-1	NON-APPARENT HOA

67534-1	NON-APPARENT HOA

66656-1	NON-APPARENT HOA

65546-1	NON-APPARENT HOA

66671-1	NON-APPARENT HOA

65670-1	NON-APPARENT HOA

65324-1	NON-APPARENT HOA

140026-1	NON-APPARENT HOA

65690-1	NON-APPARENT HOA

65466-1	NON-APPARENT HOA

67010-1	NON-APPARENT HOA

65801-1	NON-APPARENT HOA

65848-1	NON-APPARENT HOA

67041-1	NON-APPARENT HOA

65125-1	NON-APPARENT HOA

67001-1	NON-APPARENT HOA

67023-1	NON-APPARENT HOA

67037-1	NON-APPARENT HOA

67052-1	NON-APPARENT HOA

65894-1	NON-APPARENT HOA

67027-1	NON-APPARENT HOA

67011-1	NON-APPARENT HOA

67038-1	NON-APPARENT HOA

28	Page

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67008-1	NON-APPARENT HOA

63250-1	NON-APPARENT HOA

63251-1	NON-APPARENT HOA

63254-1	NON-APPARENT HOA

63255-1	NON-APPARENT HOA

63302-1	NON-APPARENT HOA

63261-1	NON-APPARENT HOA

91157-1	NON-APPARENT HOA

90709-1	NON-APPARENT HOA

92305-1	NON-APPARENT HOA

91180-1	NON-APPARENT HOA

90728-1	NON-APPARENT HOA

90940-1	NON-APPARENT HOA

91189-1	NON-APPARENT HOA

19960-1	NON-APPARENT HOA

91251-1	NON-APPARENT HOA

92118-1	NON-APPARENT HOA

94527-1	NON-APPARENT HOA

p0002192-1	NON-APPARENT HOA

p0002713-1	NON-APPARENT HOA

22330-1	NON-APPARENT HOA

91537-1	NON-APPARENT HOA

90814-1	NON-APPARENT HOA

22897-1	NON-APPARENT HOA

90879-1	NON-APPARENT HOA

94668-1	NON-APPARENT HOA

91688-1	NON-APPARENT HOA

92269-1	NON-APPARENT HOA

200112-1	NON-APPARENT HOA

21664-1	NON-APPARENT HOA

509396-1	NON-APPARENT HOA

p0002534-1	NON-APPARENT HOA

p0002890-1	NON-APPARENT HOA

14538-1	NON-APPARENT HOA

511670-1	NON-APPARENT HOA

18657-1	NON-APPARENT HOA

507538-1	NON-APPARENT HOA

509610-1	NON-APPARENT HOA

511581-1	NON-APPARENT HOA

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p0001875-1	NON-APPARENT HOA

p0002295-1	NON-APPARENT HOA

508819-1	NON-APPARENT HOA

510749-1	NON-APPARENT HOA

p0002424-1	NON-APPARENT HOA

507649-1	NON-APPARENT HOA

508307-1	NON-APPARENT HOA

509052-1	NON-APPARENT HOA

509395-1	NON-APPARENT HOA

p0001292-1	NON-APPARENT HOA

201928-1	NON-APPARENT HOA

512501-1	NON-APPARENT HOA

501798-1	NON-APPARENT HOA

510821-1	NON-APPARENT HOA

8343-1	NON-APPARENT HOA

p0001184-1	NON-APPARENT HOA

24212-1	NON-APPARENT HOA

24233-1	NON-APPARENT HOA

510020-1	NON-APPARENT HOA

507067-1	NON-APPARENT HOA

511730-1	NON-APPARENT HOA

500233-1	NON-APPARENT HOA

507136-1	NON-APPARENT HOA

509408-1	NON-APPARENT HOA

509959-1	NON-APPARENT HOA

p0001616-1	NON-APPARENT HOA

p0002872-1	NON-APPARENT HOA

14235-1	NON-APPARENT HOA

19722-1	NON-APPARENT HOA

507121-1	NON-APPARENT HOA

509543-1	NON-APPARENT HOA

511829-1	NON-APPARENT HOA

512178-1	NON-APPARENT HOA

512242-1	NON-APPARENT HOA

508984-1	NON-APPARENT HOA

509786-1	NON-APPARENT HOA

7633-1	NON-APPARENT HOA

p0002423-1	NON-APPARENT HOA

p0002859-1	NON-APPARENT HOA

p0002429-1	NON-APPARENT HOA

30	Page

25038-1	NON-APPARENT HOA

10207-1	NON-APPARENT HOA

29516-1	NON-APPARENT HOA

504650-1	NON-APPARENT HOA

509038-1	NON-APPARENT HOA

p0002369-1	NON-APPARENT HOA

511843-1	NON-APPARENT HOA

512346-1	NON-APPARENT HOA

14524-1	NON-APPARENT HOA

21220-1	NON-APPARENT HOA

22362-1	NON-APPARENT HOA

508334-1	NON-APPARENT HOA

508809-1	NON-APPARENT HOA

509043-1	NON-APPARENT HOA

509595-1	NON-APPARENT HOA

509614-1	NON-APPARENT HOA

509791-1	NON-APPARENT HOA

512440-1	NON-APPARENT HOA

6718-1	NON-APPARENT HOA

7205-1	NON-APPARENT HOA

p0002142-1	NON-APPARENT HOA

p0002360-1	NON-APPARENT HOA

p0002441-1	NON-APPARENT HOA

509049-1	NON-APPARENT HOA

p0001607-1	NON-APPARENT HOA

p0002302-1	NON-APPARENT HOA

p0002532-1	NON-APPARENT HOA

27429-1	NON-APPARENT HOA

p0000732-1-18.1	NON-APPARENT HOA

508098-1-18.1	NON-APPARENT HOA

p0000769-1-18.1	NON-APPARENT HOA

p0000703-1-18.1	NON-APPARENT HOA

p0001304-1-18.1	NON-APPARENT HOA

p0000840-1-18.1	NON-APPARENT HOA

p0000638-1-18.1	NON-APPARENT HOA

p0000810-1-18.1	NON-APPARENT HOA

p0001823-1-18.1	NON-APPARENT HOA

p0002562-1-18.1	NON-APPARENT HOA

p0002563-1-18.1	NON-APPARENT HOA

p0002484-1-18.1	NON-APPARENT HOA

31	Page

p0002497-1-18.1	NON-APPARENT HOA

p0001980-1-18.1	NON-APPARENT HOA

p0002558-1-18.1	NON-APPARENT HOA

30911-1-18.1	NON-APPARENT HOA

30664-1-18.1	NON-APPARENT HOA

30852-1-18.1	NON-APPARENT HOA

30675-1-18.1	NON-APPARENT HOA

30916-1-18.1	NON-APPARENT HOA

30637-1-18.1	NON-APPARENT HOA

31054-1-18.1	NON-APPARENT HOA

p0002848-1-18.1	NON-APPARENT HOA

30577-1-18.1	NON-APPARENT HOA

30876-1-18.1	NON-APPARENT HOA

30883-1-18.1	NON-APPARENT HOA

30896-1-18.1	NON-APPARENT HOA

31022-1-18.1	NON-APPARENT HOA

30681-1-18.1	NON-APPARENT HOA

31423-1-18.1	NON-APPARENT HOA

31453-1-18.1	NON-APPARENT HOA

30641-1-18.1	NON-APPARENT HOA

31023-1-18.1	NON-APPARENT HOA

30660-1-18.1	NON-APPARENT HOA

31378-1-18.1	NON-APPARENT HOA

30642-1-18.1	NON-APPARENT HOA

p0001960-1-18.1	NON-APPARENT HOA

30665-1-18.1	NON-APPARENT HOA

30964-1-18.1	NON-APPARENT HOA

31418-1-18.1	NON-APPARENT HOA

31031-1-18.1	NON-APPARENT HOA

30764-1-18.1	NON-APPARENT HOA

30727-1-18.1	NON-APPARENT HOA

p0002559-1-18.1	NON-APPARENT HOA

p0001790-1-18.1	NON-APPARENT HOA

30829-1-18.1	NON-APPARENT HOA

30738-1-18.1	NON-APPARENT HOA

30868-1-18.1	NON-APPARENT HOA

30910-1-18.1	NON-APPARENT HOA

p0002560-1-18.1	NON-APPARENT HOA

45096-1-18.1	NON-APPARENT HOA

p0001984-1-18.1	NON-APPARENT HOA

32	Page

45159-1-18.1	NON-APPARENT HOA

40400-1-18.1	NON-APPARENT HOA

40451-1-18.1	NON-APPARENT HOA

41124-1-18.1	NON-APPARENT HOA

p0002381-1-18.1	NON-APPARENT HOA

40939-1-18.1	NON-APPARENT HOA

p0001674-1-18.1	NON-APPARENT HOA

p0001935-1-18.1	NON-APPARENT HOA

40413-1-18.1	NON-APPARENT HOA

p0000821-1-18.1	NON-APPARENT HOA

40352-1-18.1	NON-APPARENT HOA

p0002371-1-18.1	NON-APPARENT HOA

40355-1-18.1	NON-APPARENT HOA

40960-1-18.1	NON-APPARENT HOA

41088-1-18.1	NON-APPARENT HOA

p0001198-1-18.1	NON-APPARENT HOA

p0002054-1-18.1	NON-APPARENT HOA

45154-1-18.1	NON-APPARENT HOA

p0000655-1-18.1	NON-APPARENT HOA

p0001411-1-18.1	NON-APPARENT HOA

p0001675-1-18.1	NON-APPARENT HOA

p0001274-1-18.1	NON-APPARENT HOA

40323-1-18.1	NON-APPARENT HOA

40463-1-18.1	NON-APPARENT HOA

41120-1-18.1	NON-APPARENT HOA

41134-1-18.1	NON-APPARENT HOA

p0001307-1-18.1	NON-APPARENT HOA

p0002359-1-18.1	NON-APPARENT HOA

45107-1-18.1	NON-APPARENT HOA

45450-1-18.1	NON-APPARENT HOA

p0002008-1-18.1	NON-APPARENT HOA

40497-1-18.1	NON-APPARENT HOA

41121-1-18.1	NON-APPARENT HOA

p0001928-1-18.1	NON-APPARENT HOA

40983-1-18.1	NON-APPARENT HOA

p0001764-1-18.1	NON-APPARENT HOA

p0002379-1-18.1	NON-APPARENT HOA

40324-1-18.1	NON-APPARENT HOA

40913-1-18.1	NON-APPARENT HOA

40401-1-18.1	NON-APPARENT HOA

33	Page

p0001481-1-18.1	NON-APPARENT HOA

40364-1-18.1	NON-APPARENT HOA

40483-1-18.1	NON-APPARENT HOA

45301-1-18.1	NON-APPARENT HOA

40407-1-18.1	NON-APPARENT HOA

p0002328-1-18.1	NON-APPARENT HOA

p0002064-1-18.1	NON-APPARENT HOA

40412-1-18.1	NON-APPARENT HOA

30651-1-18.1	NON-APPARENT HOA

p0002415-1-18.1	NON-APPARENT HOA

p0002491-1-18.1	NON-APPARENT HOA

p0002496-1-18.1	NON-APPARENT HOA

60103-1-18.1	NON-APPARENT HOA

p0002477-1-18.1	NON-APPARENT HOA

p0002479-1-18.1	NON-APPARENT HOA

p0002335-1-18.1	NON-APPARENT HOA

p0002476-1-18.1	NON-APPARENT HOA

p0002928-1-18.1	NON-APPARENT HOA

p0002932-1-18.1	NON-APPARENT HOA

p0002954-1-18.1	NON-APPARENT HOA

p0002334-1-18.1	NON-APPARENT HOA

p0001820-1-18.1	NON-APPARENT HOA

40848-1-18.1	NON-APPARENT HOA

40849-1-18.1	NON-APPARENT HOA

p0002312-1-18.1	NON-APPARENT HOA

40980-1-18.1	NON-APPARENT HOA

45222-1-18.1	NON-APPARENT HOA

40477-1-18.1	NON-APPARENT HOA

40519-1-18.1	NON-APPARENT HOA

41116-1-18.1	NON-APPARENT HOA

40685-1-18.1	NON-APPARENT HOA

p0001342-1-18.1	NON-APPARENT HOA

p0002837-1-18.1	NON-APPARENT HOA

40797-1-18.1	NON-APPARENT HOA

p0002903-1-18.1	NON-APPARENT HOA

p0002908-1-18.1	NON-APPARENT HOA

p0002002-1-18.1	NON-APPARENT HOA

30608-1-18.1	NON-APPARENT HOA

30825-1-18.1	NON-APPARENT HOA

30912-1-18.1	NON-APPARENT HOA

34	Page

31038-1-18.1	NON-APPARENT HOA

31272-1-18.1	NON-APPARENT HOA

70359-1-18.1	NON-APPARENT HOA

70312-1-18.1	NON-APPARENT HOA

75005-1-18.1	NON-APPARENT HOA

70178-1-18.1	NON-APPARENT HOA

70260-1-18.1	NON-APPARENT HOA

70279-1-18.1	NON-APPARENT HOA

70421-1-18.1	NON-APPARENT HOA

75019-1-18.1	NON-APPARENT HOA

p0001611-1-18.1	NON-APPARENT HOA

p0001849-1-18.1	NON-APPARENT HOA

p0001850-1-18.1	NON-APPARENT HOA

p0001953-1-18.1	NON-APPARENT HOA

70249-1-18.1	NON-APPARENT HOA

70297-1-18.1	NON-APPARENT HOA

70360-1-18.1	NON-APPARENT HOA

70442-1-18.1	NON-APPARENT HOA

70299-1-18.1	NON-APPARENT HOA

70258-1-18.1	NON-APPARENT HOA

70269-1-18.1	NON-APPARENT HOA

70414-1-18.1	NON-APPARENT HOA

p0002893-1-18.1	NON-APPARENT HOA

70338-1-18.1	NON-APPARENT HOA

70409-1-18.1	NON-APPARENT HOA

75082-1-18.1	NON-APPARENT HOA

p0001609-1-18.1	NON-APPARENT HOA

p0002581-1-18.1	NON-APPARENT HOA

70246-1-18.1	NON-APPARENT HOA

70281-1-18.1	NON-APPARENT HOA

70250-1-18.1	NON-APPARENT HOA

70143-1-18.1	NON-APPARENT HOA

70238-1-18.1	NON-APPARENT HOA

70247-1-18.1	NON-APPARENT HOA

70321-1-18.1	NON-APPARENT HOA

70322-1-18.1	NON-APPARENT HOA

70443-1-18.1	NON-APPARENT HOA

70459-1-18.1	NON-APPARENT HOA

75022-1-18.1	NON-APPARENT HOA

75120-1-18.1	NON-APPARENT HOA

35	Page

75198-1-18.1	NON-APPARENT HOA

75266-1-18.1	NON-APPARENT HOA

p0002919-1-18.1	NON-APPARENT HOA

70187-1-18.1	NON-APPARENT HOA

70348-1-18.1	NON-APPARENT HOA

70349-1-18.1	NON-APPARENT HOA

75109-1-18.1	NON-APPARENT HOA

p0002515-1-18.1	NON-APPARENT HOA

p0001950-1-18.1	NON-APPARENT HOA

70214-1-18.1	NON-APPARENT HOA

70142-1-18.1	NON-APPARENT HOA

70270-1-18.1	NON-APPARENT HOA

70320-1-18.1	NON-APPARENT HOA

70387-1-18.1	NON-APPARENT HOA

70453-1-18.1	NON-APPARENT HOA

70458-1-18.1	NON-APPARENT HOA

70204-1-18.1	NON-APPARENT HOA

70153-1-18.1	NON-APPARENT HOA

70361-1-18.1	NON-APPARENT HOA

75038-1-18.1	NON-APPARENT HOA

70284-1-18.1	NON-APPARENT HOA

70314-1-18.1	NON-APPARENT HOA

75028-1-18.1	NON-APPARENT HOA

70172-1-18.1	NON-APPARENT HOA

70283-1-18.1	NON-APPARENT HOA

70328-1-18.1	NON-APPARENT HOA

75016-1-18.1	NON-APPARENT HOA

75051-1-18.1	NON-APPARENT HOA

75180-1-18.1	NON-APPARENT HOA

75206-1-18.1	NON-APPARENT HOA

p0002396-1-18.1	NON-APPARENT HOA

p0002513-1-18.1	NON-APPARENT HOA

p0002579-1-18.1	NON-APPARENT HOA

70113-1-18.1	NON-APPARENT HOA

70173-1-18.1	NON-APPARENT HOA

70205-1-18.1	NON-APPARENT HOA

70240-1-18.1	NON-APPARENT HOA

70261-1-18.1	NON-APPARENT HOA

70262-1-18.1	NON-APPARENT HOA

70285-1-18.1	NON-APPARENT HOA

36	Page

70326-1-18.1	NON-APPARENT HOA

70378-1-18.1	NON-APPARENT HOA

75098-1-18.1	NON-APPARENT HOA

75103-1-18.1	NON-APPARENT HOA

75166-1-18.1	NON-APPARENT HOA

75172-1-18.1	NON-APPARENT HOA

p0001613-1-18.1	NON-APPARENT HOA

p0002031-1-18.1	NON-APPARENT HOA

p0002891-1-18.1	NON-APPARENT HOA

p0002921-1-18.1	NON-APPARENT HOA

70133-1-18.1	NON-APPARENT HOA

70374-1-18.1	NON-APPARENT HOA

70477-1-18.1	NON-APPARENT HOA

75023-1-18.1	NON-APPARENT HOA

75064-1-18.1	NON-APPARENT HOA

75081-1-18.1	NON-APPARENT HOA

75258-1-18.1	NON-APPARENT HOA

75261-1-18.1	NON-APPARENT HOA

23833-1-18.1	NON-APPARENT HOA

70102-1-18.1	NON-APPARENT HOA

70125-1-18.1	NON-APPARENT HOA

70146-1-18.1	NON-APPARENT HOA

70165-1-18.1	NON-APPARENT HOA

70167-1-18.1	NON-APPARENT HOA

70186-1-18.1	NON-APPARENT HOA

70229-1-18.1	NON-APPARENT HOA

70239-1-18.1	NON-APPARENT HOA

70327-1-18.1	NON-APPARENT HOA

70339-1-18.1	NON-APPARENT HOA

75012-1-18.1	NON-APPARENT HOA

75014-1-18.1	NON-APPARENT HOA

75029-1-18.1	NON-APPARENT HOA

75033-1-18.1	NON-APPARENT HOA

75077-1-18.1	NON-APPARENT HOA

75150-1-18.1	NON-APPARENT HOA

75201-1-18.1	NON-APPARENT HOA

75208-1-18.1	NON-APPARENT HOA

75209-1-18.1	NON-APPARENT HOA

75210-1-18.1	NON-APPARENT HOA

75211-1-18.1	NON-APPARENT HOA

37	Page

p0001955-1-18.1	NON-APPARENT HOA

75175-1-18.1	NON-APPARENT HOA

70397-1-18.1	NON-APPARENT HOA

75277-1-18.1	NON-APPARENT HOA

70122-1-18.1	NON-APPARENT HOA

75050-1-18.1	NON-APPARENT HOA

23832-1-18.1	NON-APPARENT HOA

70171-1-18.1	NON-APPARENT HOA

70182-1-18.1	NON-APPARENT HOA

70201-1-18.1	NON-APPARENT HOA

75046-1-18.1	NON-APPARENT HOA

p0002306-1-18.1	NON-APPARENT HOA

p0002471-1-18.1	NON-APPARENT HOA

p0002474-1-18.1	NON-APPARENT HOA

p0002583-1-18.1	NON-APPARENT HOA

p0002584-1-18.1	NON-APPARENT HOA

p0002585-1-18.1	NON-APPARENT HOA

p0002899-1-18.1	NON-APPARENT HOA

p0002900-1-18.1	NON-APPARENT HOA

p0002901-1-18.1	NON-APPARENT HOA

70119-1-18.1	NON-APPARENT HOA

70202-1-18.1	NON-APPARENT HOA

70212-1-18.1	NON-APPARENT HOA

70213-1-18.1	NON-APPARENT HOA

75074-1-18.1	NON-APPARENT HOA

75086-1-18.1	NON-APPARENT HOA

75140-1-18.1	NON-APPARENT HOA

75157-1-18.1	NON-APPARENT HOA

p0001795-1-18.1	NON-APPARENT HOA

p0001796-1-18.1	NON-APPARENT HOA

75239-1-18.1	NON-APPARENT HOA

70274-1-18.1	NON-APPARENT HOA

75095-1-18.1	NON-APPARENT HOA

75204-1-18.1	NON-APPARENT HOA

70231-1-18.1	NON-APPARENT HOA

70340-1-18.1	NON-APPARENT HOA

70120-1-18.1	NON-APPARENT HOA

75094-1-18.1	NON-APPARENT HOA

75043-1-18.1	NON-APPARENT HOA

70117-1-18.1	NON-APPARENT HOA

38	Page

98501-1-18.1	NON-APPARENT HOA

62125-1-18.1	NON-APPARENT HOA

65178-1-18.1	NON-APPARENT HOA

65200-1-18.1	NON-APPARENT HOA

66032-1-18.1	NON-APPARENT HOA

65187-1-18.1	NON-APPARENT HOA

65454-1-18.1	NON-APPARENT HOA

65213-1-18.1	NON-APPARENT HOA

65539-1-18.1	NON-APPARENT HOA

66029-1-18.1	NON-APPARENT HOA

98068-1-18.1	NON-APPARENT HOA

63249-1-18.1	NON-APPARENT HOA

63142-1-18.1	NON-APPARENT HOA

63181-1-18.1	NON-APPARENT HOA

98080-1-18.1	NON-APPARENT HOA

98085-1-18.1	NON-APPARENT HOA

98674-1-18.1	NON-APPARENT HOA

98759-1-18.1	NON-APPARENT HOA

98027-1-18.1	NON-APPARENT HOA

65835-1-18.1	NON-APPARENT HOA

65749-1-18.1	NON-APPARENT HOA

65173-1-18.1	NON-APPARENT HOA

140119-1-18.1	NON-APPARENT HOA

65748-1-18.1	NON-APPARENT HOA

65834-1-18.1	NON-APPARENT HOA

65916-1-18.1	NON-APPARENT HOA

65657-1-18.1	NON-APPARENT HOA

65321-1-18.1	NON-APPARENT HOA

65688-1-18.1	NON-APPARENT HOA

65933-1-18.1	NON-APPARENT HOA

65659-1-18.1	NON-APPARENT HOA

66500-1-18.1	NON-APPARENT HOA

65271-1-18.1	NON-APPARENT HOA

63233-1-18.1	NON-APPARENT HOA

63248-1-18.1	NON-APPARENT HOA

91405-1-18.1	NON-APPARENT HOA

91737-1-18.1	NON-APPARENT HOA

111769-1-18.1	NON-APPARENT HOA

200584-1-18.1	NON-APPARENT HOA

p0002180-1-18.1	NON-APPARENT HOA

39	Page

p0002663-1-18.1	NON-APPARENT HOA

p0002176-1-18.1	NON-APPARENT HOA

112868-1-18.1	NON-APPARENT HOA

92318-1-18.1	NON-APPARENT HOA

p0002421-1-18.1	NON-APPARENT HOA

p0002650-1-18.1	NON-APPARENT HOA

90717-1-18.1	NON-APPARENT HOA

p0002647-1-18.1	NON-APPARENT HOA

91448-1-18.1	NON-APPARENT HOA

94457-1-18.1	NON-APPARENT HOA

94458-1-18.1	NON-APPARENT HOA

94463-1-18.1	NON-APPARENT HOA

91455-1-18.1	NON-APPARENT HOA

113112-1-18.1	NON-APPARENT HOA

p0002346-1-18.1	NON-APPARENT HOA

91259-1-18.1	NON-APPARENT HOA

94523-1-18.1	NON-APPARENT HOA

p0002202-1-18.1	NON-APPARENT HOA

94530-1-18.1	NON-APPARENT HOA

91834-1-18.1	NON-APPARENT HOA

90819-1-18.1	NON-APPARENT HOA

92556-1-18.1	NON-APPARENT HOA

90928-1-18.1	NON-APPARENT HOA

111117-1-18.1	NON-APPARENT HOA

90472-1-18.1	NON-APPARENT HOA

90476-1-18.1	NON-APPARENT HOA

92189-1-18.1	NON-APPARENT HOA

23141-1-18.1	NON-APPARENT HOA

p0001227-1-18.1	NON-APPARENT HOA

p0002616-1-18.1	NON-APPARENT HOA

94596-1-18.1	NON-APPARENT HOA

94599-1-18.1	NON-APPARENT HOA

90842-1-18.1	NON-APPARENT HOA

90852-1-18.1	NON-APPARENT HOA

17913-1-18.1	NON-APPARENT HOA

90849-1-18.1	NON-APPARENT HOA

91067-1-18.1	NON-APPARENT HOA

91933-1-18.1	NON-APPARENT HOA

113296-1-18.1	NON-APPARENT HOA

90895-1-18.1	NON-APPARENT HOA

40	Page

91118-1-18.1	NON-APPARENT HOA

90655-1-18.1	NON-APPARENT HOA

91947-1-18.1	NON-APPARENT HOA

91712-1-18.1	NON-APPARENT HOA

92283-1-18.1	NON-APPARENT HOA

p0001237-1-18.1	NON-APPARENT HOA

p0001685-1-18.1	NON-APPARENT HOA

p0001690-1-18.1	NON-APPARENT HOA

p0002772-1-18.1	NON-APPARENT HOA

91952-1-18.1	NON-APPARENT HOA

90689-1-18.1	NON-APPARENT HOA

p0002786-1-18.1	NON-APPARENT HOA

90680-1-18.1	NON-APPARENT HOA

201512-1-18.1	NON-APPARENT HOA

16464-1-18.1	NON-APPARENT HOA

p0002909-1-18.1	NON-APPARENT HOA

203715-1-18.1	NON-APPARENT HOA

18772-1-18.1	NON-APPARENT HOA

200717-1-18.1	NON-APPARENT HOA

25803-1-18.1	NON-APPARENT HOA

p0001182-1-18.1	NON-APPARENT HOA

p0002952-1-18.1	NON-APPARENT HOA

202993-1-18.1	NON-APPARENT HOA

16275-1-18.1	NON-APPARENT HOA

201184-1-18.1	NON-APPARENT HOA

18139-1-18.1	NON-APPARENT HOA

510401-1-18.1	NON-APPARENT HOA

16619-1-18.1	NON-APPARENT HOA

18119-1-18.1	NON-APPARENT HOA

p0000741-1-18.1	NON-APPARENT HOA

202510-1-18.1	NON-APPARENT HOA

203215-1-18.1	NON-APPARENT HOA

507356-1-18.1	NON-APPARENT HOA

16820-1-18.1	NON-APPARENT HOA

202180-1-18.1	NON-APPARENT HOA

203022-1-18.1	NON-APPARENT HOA

505565-1-18.1	NON-APPARENT HOA

14595-1-18.1	NON-APPARENT HOA

17889-1-18.1	NON-APPARENT HOA

201216-1-18.1	NON-APPARENT HOA

41	Page

17862-1-18.1	NON-APPARENT HOA

p0002953-1-18.1	NON-APPARENT HOA

p0002956-1-18.1	NON-APPARENT HOA

p0002518-1-18.1	NON-APPARENT HOA

p0001788-1-18.1	NON-APPARENT HOA

100305-1-18.1	NON-APPARENT HOA

100176-1-18.1	NON-APPARENT HOA

31514-1-18.1	NON-APPARENT HOA

506077-1-18.1	NON-APPARENT HOA

94462-1-18.1	NON-APPARENT HOA

p0000147-1-18.1	NON-APPARENT HOA

p0000196-1-18.1	NON-APPARENT HOA

p0000425-1-18.1	NON-APPARENT HOA

p0000428-1-18.1	NON-APPARENT HOA

p0000471-1-18.1	NON-APPARENT HOA

p0000537-1-18.1	NON-APPARENT HOA

p0000639-1-18.1	NON-APPARENT HOA

p0000663-1-18.1	NON-APPARENT HOA

p0000700-1-18.1	NON-APPARENT HOA

p0000729-1-18.1	NON-APPARENT HOA

p0000742-1-18.1	NON-APPARENT HOA

p0000854-1-18.1	NON-APPARENT HOA

p0001344-1-18.1	NON-APPARENT HOA

p0001663-1-18.1	NON-APPARENT HOA

p0001794-1-18.1	NON-APPARENT HOA

p0002046-1-18.1	NON-APPARENT HOA

p0002257-1-18.1	NON-APPARENT HOA

p0002274-1-18.1	NON-APPARENT HOA

p0002414-1-18.1	NON-APPARENT HOA

p0002832-1-18.1	NON-APPARENT HOA

p0002846-1-18.1	NON-APPARENT HOA

p0002940-1-18.1	NON-APPARENT HOA

17395-1-18.1	NON-APPARENT HOA

23804-1-18.1	NON-APPARENT HOA

26224-1-18.1	NON-APPARENT HOA

29714-1-18.1	NON-APPARENT HOA

90908-1-18.1	NON-APPARENT HOA

p0000787-1-18.1	NON-APPARENT HOA

p0002287-1-18.1	NON-APPARENT HOA

42	Page